SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warrants Follows at Initial Measurement) (Details)		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividends		0.00%	0.00%	0.00%
Expected term (in years)		6 years 7 days	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility		65.00%	79.00%	70.00%
Private Placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	1.13%	1.24%
Expected dividends		0.00%	0.00%
Expected term (in years)	5 years	4 years 10 months 24 days
Expected volatility	49.00%	55.00%